Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares EquityPro ETF (Prospectus Summary) | AdvisorShares EquityPro ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares EquityPro ETF (NYSE Arca Ticker: EPRO)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares EquityPro ETF (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. For the period from July 10, 2012, the Fund's commencement of operations, through the most recent fiscal year ended June 30, 2013, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is, in part, a ‘‘fund of funds'' that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (“ETFs'').  The Fund may also invest in common stock of issuers of any capitalization range and American Depositary Receipts (“ADRs”).  The Fund is sub-advised by The Elements Financial Group, LLC (the “Sub-Advisor”).

The Sub-Advisor seeks to achieve the Fund's investment objective by actively managing the Fund's portfolio from a “top-down” perspective, focusing on tactical asset allocation and sector allocation among global equities. Prior to making an investment for the Fund, the Sub-Advisor will consider two indicators: (i) the 200-day moving average of the S&P 500 Index (the “Index”) and (ii) an inverted U.S. yield curve. If the Index is below its 200-day moving average or if the U.S. yield curve is inverted, the Sub-Advisor will maintain a defensive position in the Fund's portfolio. The Sub-Advisor may consider other factors including but not limited to market volatility and/or geopolitical noise in deciding if, when, and how to implement this investment process.

The Fund's asset allocation and performance baseline benchmark is the Index. The Index consists of ten separate economic sectors - each of which has a weighting in the Index as a whole. The Sub-Advisor will seek to add value in the Fund by overweighting sectors that are expected to perform well and underweighting sectors that are expected to perform poorly. As such, this strategy will result in sector weights that may be significantly different than the Index.

The Sub-Advisor seeks to maintain diversification among global economic sectors, and will consider the following factors when selling investments in the Fund's portfolio: (i) current market environment; (ii) targeted exposures among equity sectors; (iii) historical performance of a specific sector; (iv) changes in sector volatility; and (v) identification of a better opportunity.

On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETFs that invest in these and other highly liquid instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities held by ETFs, by investing in a different selection of ETFs, or by pursuing a different allocation of assets among such ETFs.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Premium-Discount Risk. The Fund's shares may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility.

Trading Risk. Although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the Exchange, make trading in shares inadvisable.

ETF Investment Risk. Through its investments in other ETFs, the Fund will be subject to the risks associated with such ETFs' investments, including the possibility that the value of the securities or instruments held or tracked by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the risks described above. The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to the ETFs and their exposure to various security types, currencies, market sectors, and geographic regions.

        •      Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector. When an ETF is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

        •      Emerging Markets Risk. There is an increased risk of price volatility associated with an ETF's investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

        •      Equity Risk.The prices of equity securities in which an ETF invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

        •      Foreign Currency Risk. Currency movements may negatively impact the value of an ETF portfolio security even when there is no change in the value of the security in the issuer's home country. Certain of the ETFs may not hedge against the risk of currency exchange rate fluctuations, while other ETFs may if there is volatility in currency exchange rates.

        •      Foreign Securities Risk. An ETF's investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

        •      Investment Risk. The Fund may experience losses with respect to its investment in an ETF. Further, there is no guarantee that an ETF will be able to achieve its objective.

        •      Tracking Error Risk. Tracking error can arise due to factors such as the affect of transaction fees and expenses incurred by an ETF, changes in composition of an ETF's benchmark, and the ability of the ETF's manager or sponsor to successfully implement his or her investment strategy.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares EquityPro ETF (Prospectus Summary) | AdvisorShares EquityPro ETF | AdvisorShares EquityPro ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%	[1]
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	5.95%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	6.98%	[3]
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	5.50%	[4]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.48%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	a year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,099

[1]	Restated to reflect a decrease in Management Fees effective December 1, 2013.
[2]	As a shareholder in certain exchange-traded funds (the 'Acquired Funds'), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. 'Acquired Fund Fees and Expenses' do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the '1940 Act').
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
[4]	AdvisorShares Investments, LLC (the 'Advisor') has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund's average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust, for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.